Revenue (Details) - USD ($)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Feb. 29, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue (Details) [Line Items]
Cost of revenue				$ 8,100,000	$ 10,100,000	$ 18,000,000	$ 21,900,000
Contract with customer, liability, revenue recognized				27,500,000	19,800,000	27,500,000	19,800,000
Net losses related to contracts				7,000,000	$ 0	13,600,000	$ 2,400,000
Contracts, variable consideration, constrained amount						0
Contracts, variable consideration, maximum						$ 7,800,000
Long term contract percent complete						98.00%	91.00%
Contract liabilities						$ 300,000	$ 400,000
Revenue, remaining performance obligation, amount				$ 73,400,000		$ 73,400,000
Recognize revenue percentage				10.00%		10.00%				10.00%
Amortization expense										$ 43,300,000	$ 45,700,000
Revenue recognized										31,400,000	30,500,000
Variable consideration										0	0
Potential amount											7,800,000
Changes in contract price										11,100,000
Estimated contract costs											11,700,000
Contract anticipated percentage			100.00%
Other current liabilities				$ 30,134,000		$ 30,134,000				$ 15,178,000	3,292,000
Remaining performance obligations description										the aggregate amount of the transaction price allocated to remaining fixed price performance obligations was $101.4 million. The Company expects to recognize revenue on approximately 80-85% of the remaining performance obligations over the next 12 months, 15-20% recognized in 2024 and the remaining thereafter. Remaining performance obligations do not include variable consideration that was determined to be constrained as of December 31, 2022.
Minimum [Member]
Revenue (Details) [Line Items]
Recognize revenue percentage				50.00%		50.00%
Maximum [Member]
Revenue (Details) [Line Items]
Recognize revenue percentage				55.00%		55.00%
Commercial Lunar Payload Services Contract One [Member]
Revenue (Details) [Line Items]
Contracts, variable consideration, constrained amount						$ 0
Contracts, variable consideration, maximum						8,100,000
Loss on contracts						5,100,000	2,400,000
Commercial Lunar Payload Services Contract Two [Member]
Revenue (Details) [Line Items]
Loss on contracts						$ 1,800,000	$ 0
Long term contract percent complete						48.00%	17.00%
Contract liabilities						$ 8,600,000				$ 7,700,000
Contract liabilities, current						0				2,200,000
Commercial Lunar Payload Services Contract Three [Member]
Revenue (Details) [Line Items]
Contracts, variable consideration, constrained amount						0
Contracts, variable consideration, maximum						8,400,000
Loss on contracts						$ 5,900,000	$ 0
Long term contract percent complete						80.00%
Contract liabilities						$ 2,400,000				1,900,000
Remaining Performance Obligations [Member] | Minimum [Member]
Revenue (Details) [Line Items]
Recognize revenue percentage				45.00%		45.00%
Remaining Performance Obligations [Member] | Maximum [Member]
Revenue (Details) [Line Items]
Recognize revenue percentage				50.00%		50.00%
Second Contract [Member]
Revenue (Details) [Line Items]
Variable consideration										0
Potential amount										$ 8,400,000	$ 8,400,000
Contract percentage										32.50%	4.00%
Contract anticipated percentage								100.00%	85.00%
Estimated contract losses										$ 9,900,000	$ 18,500,000
Third Contract [Member]
Revenue (Details) [Line Items]
Loss on contracts											$ 0
Estimated contract costs										$ 6,000,000
Contract percentage											69.10%
Contract anticipated percentage										100.00%
Estimated contract losses										$ 1,900,000
Contract [Member]
Revenue (Details) [Line Items]
Contract percentage										96.00%	83.00%
Other current liabilities										$ 400,000	$ 3,900,000
Forecast [Member]
Revenue (Details) [Line Items]
Long term contract percent complete	100.00%	100.00%
Forecast [Member] | Commercial Lunar Payload Services Contract Three [Member]
Revenue (Details) [Line Items]
Long term contract percent complete	100.00%
Cumulative Favorable [Member]
Revenue (Details) [Line Items]
Loss on contracts										9,300,000
Cumulative Unfavorable Changes [Member]
Revenue (Details) [Line Items]
Loss on contracts											31,500,000
Potential amount										8,100,000
Favorable [Member]
Revenue (Details) [Line Items]
Estimated contract costs										$ 4,700,000
Unfavorable Changes [Member]
Revenue (Details) [Line Items]
Estimated contract costs											$ 19,300,000